NEW ACCOUNTING PRONOUNCEMENTS (Tables)	9 Months Ended
Sep. 30, 2019
NEW ACCOUNTING PRONOUNCEMENTS
Schedule of impact on lease liability

$
Operating Lease commitments as disclosed at December 31, 2018	10,298,432
Effect of discounting using the incremental borrowing rates at January 1, 2019	(5,569,108)
Lease liabilities recognized at January 1, 2019	4,729,324

Initial Recognition of ROU assets at application date	5,184,165
Accumulated Depreciation as at application date	(653,935)
Net right-of-use assets recognized at January 1, 2019	4,530,230